Accumulated Other Comprehensive Loss - Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ 2	$ (4)	$ (15)		$ 6	$ (9)
Currency translation adjustment [member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sale and liquidation of foreign assets	4	(1)	(15)	[1]
Gains on net investment hedges	0	1	1	[2]
Tax benefit	0	0	5	[3]
Total currency translation adjustment reclassifications for the period, net of taxes	4	0	(9)
Pension liability adjustment [member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service cost	(2)	(1)	(1)	[4]
Amortization of net gain (loss)	(1)	(5)	(8)	[4]
Tax benefit	1	2	3	[3]
Total pension liability adjustment reclassifications for the period, net of taxes	$ (2)	$ (4)	$ (6)

[1]	Reclassified out of accumulated other comprehensive loss to other gain, net in the consolidated statement of operations. Amounts in parentheses indicate a loss in our consolidated statement of operations.
[2]	Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our consolidated statement of operations.
[3]	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statement of operations.
[4]	Reclassified out of accumulated other comprehensive loss to general, administrative and other in the consolidated statement of operations. These amounts were included in the computation of net periodic pension cost. See Note 20: "Employee Benefit Plans" for additional information. Amounts in parentheses indicate a loss in our consolidated statement of operations.